Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
Intangible Assets
Activity related to intangible assets, net consisted of the following:

	Customer Relations	Trade Names	Total
Balance at January 1, 2011	$707	$63	$770
Amortization	(26)	(3)	(29)
Balance at December 31, 2011	681	60	741
Amortization	(26)	(3)	(29)
Balance at December 31, 2012	$655	$57	$712

The average remaining amortization periods for customer relations and trade names are 25 and 17 years, respectively. The expected amortization of the intangible assets for each of the five succeeding years is $29 million.